UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net income	$ 234	$ 606
Adjustments to reconcile net income to net cash from operating activities:
Other policy revenue	(379)	(312)
Accretion on investments	(449)	118
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	702	501
Deferral of policy acquisition costs	(784)	(575)
Gains on investments and derivatives	(67)	(335)
Provisions for credit losses	8	20
Income from real estate partnerships, investment funds and corporations	(392)	(256)
Distributions from real estate partnerships, investment funds and corporations	243	190
Interest credited to policyholders’ account balances	1,000	655
Change in fair value of embedded derivatives...	241	52
Depreciation and amortization	107	93
Deferred income taxes	(10)	(328)
Changes in operating assets and liabilities:
Insurance-related liabilities	605	1,349
Deposit liabilities	(96)	(46)
Funds withheld under reinsurance	(123)	(216)
Reinsurance recoverables and deposit assets	593	87
Accrued investment income	20	(88)
Working capital and other	(413)	(76)
Cash flows from operating activities	1,040	1,439
Investing activities
Acquisition of subsidiary, net of cash acquired	0	10,843
Purchase of investments:
Available-for-sale fixed maturity securities	(7,056)	(6,422)
Equity securities	(64)	(70)
Mortgage loans on real estate	(581)	(634)
Private loans	(1,434)	(1,912)
Investment real estate and real estate partnerships	(1,044)	(1,399)
Investment funds	(1,161)	(174)
Short-term investments	(11,623)	(10,970)
Other invested assets	(25)	(141)
Proceeds from sales and maturities of investments:
Available-for-sale fixed maturity securities	5,903	3,729
Equity securities	198	32
Mortgage loans on real estate	1,615	734
Private loans	747	344
Investment real estate and real estate partnerships	69	201
Investment funds	244	458
Short-term investments	11,426	12,007
Other invested assets	200	38
Purchases of derivatives	(465)	(177)
Proceeds from sales and maturities of derivatives	549	236
Purchase of intangibles and property and equipment	(30)	(31)
Proceeds from sales of intangibles and property and equipment	0	27
Change in collateral held for derivatives	(306)	261
Other	24	(50)
Cash flows from investing activities	(2,814)	6,930
Financing activities
Return of capital to common stockholders	(8)	(6)
Borrowings from related parties	0	1,988
Repayment of borrowings to related parties	(65)	(1,838)
Borrowings from external parties	1,635	3,098
Repayment of borrowings to external parties	(1,462)	(2,576)
Repayment of borrowings issued to reinsurance entities	(8)	0
Policyholders’ account deposits	7,417	4,052
Policyholders’ account withdrawals	(4,751)	(3,041)
Debt issuance costs	(6)	(4)
Proceeds from repurchase agreement	33	136
Repayments of repurchase agreement	(33)	(129)
Redemption of capital with non-controlling interests, net	(95)	0
Distributions to non-controlling interests	(48)	(18)
Cash flows from financing activities	2,609	1,662
Cash and cash equivalents
Cash and cash equivalents, beginning of period	12,243	4,308
Net change during the period	835	10,031
Foreign exchange on cash balances held in foreign currencies	13	(4)
Cash and cash equivalents, end of period	13,091	14,335
Supplementary cash flow disclosure
Cash taxes paid (net of refunds received)	73	(32)
Cash interest paid	114	177
Non-cash transactions:
Investments received in connection with pension risk transfer transactions	0	462
Investments received in relation to the issuance of common stock	3,535	1,119
Investments received in connection with the sale of investment funds	786	0
Equity securities transferred as consideration paid for acquisition of a subsidiary	$ 0	$ (1,111)